CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	COMMON STOCK	PAID-IN CAPITAL	NON-CONTROLLING INTEREST	ACCUMULATED (DEFICIT)
Beginning balance at Dec. 31, 2010	$ (471,241)	$ 300	$ 996,749	$ (14,701)	$ (1,453,589)
Beginning balance (in shares) at Dec. 31, 2010		30,005,184
Increase (Decrease) in Stockholders' Equity
Related party gain on troubled debt restructuring	121,934		121,934
Net loss	(1,744,402)				(1,744,402)
Ending balance at Dec. 31, 2011	(2,093,709)
Ending balance at Dec. 31, 2011	(2,079,008)	300	1,118,683	(14,701)	(3,197,991)
Ending balance (in shares) at Dec. 31, 2011	30,005,185	30,005,184
Increase (Decrease) in Stockholders' Equity
Stock, option & warrant expense	12,103		12,103
Capital contribution for services	20,000		20,000
Acquisition of non-controlling interest			(14,701)	14,701
Forgiveness of related party accrued interest	84,581		84,581
Issuance of stock related to conversion of debt	1,296,715	52	1,296,663
Issuance of stock related to conversion of debt (in shares)		5,186,860
Net loss	(893,039)				(893,039)
Ending balance at Dec. 31, 2012 (Previously reported)	(1,573,349)
Ending balance at Dec. 31, 2012 (Previously reported)	(1,573,349)		2,517,329		(4,091,030)
Ending balance at Dec. 31, 2012	$ 1,243,176	$ 352	$ 5,639,671		$ (4,396,847)
Ending balance (in shares) at Dec. 31, 2012	35,192,045	35,192,044